Accrued Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Jan. 02, 2016	Jan. 03, 2015
Payables and Accruals [Abstract]
Payroll and related benefits				$ 99,072	$ 116,198
Taxes payable				96,098	87,473
Self-insurance reserves				57,829	58,899
Warranty reserves	$ 47,972	$ 39,512	$ 38,425	44,479	47,972
Capital expenditures				44,038	29,780
Other				211,647	180,351
Total accrued expenses				$ 553,163	$ 520,673
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserves, beginning of period	47,972	39,512	38,425
Reserves acquired with GPI	0	4,490	0
Additions to warranty reserves	44,367	52,306	42,380
Reserves utilized	(47,860)	(48,336)	(41,293)
Warranty reserves, end of period	$ 44,479	$ 47,972	$ 39,512